Commitments and Contingencies (Narrative) (Detail) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended	12 Months Ended
	Jan. 01, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitment And Contingencies [Line Items]
Liability for soil contamination			$ 100	$ 1,300
Other long-term liabilities		$ 7,154	6,870	10,829
Payment under contingent commitment towards properties acquired			$ 2,200
Vesting period, PARs		5 years	5 years
Number of performance appreciation rights granted	306,300	308,800	360,000
Number of performance appreciation rights terminated	500	500	26,200
Weighted average stipulated price of PARs terminated	$ 40	$ 40	$ 40
Number of performance appreciation rights	881,100	884,200	575,300
Weighted average stipulated price of PARs granted	$ 37.90	$ 37.91	$ 36.78
Rent expense			$ 5,700	$ 4,800	$ 5,700
Performance Bonds Outstanding			$ 24,000
Stipulated initial designated price of PARs granted		$ 40
Building [Member]
Commitment And Contingencies [Line Items]
Description of Lessee Leasing Arrangements, Operating Leases			The lease for our main office will expire in 2022. Any initial rent-free months are amortized over the life of the lease.
Upstream Equipment [Member]
Commitment And Contingencies [Line Items]
Description of Lessee Leasing Arrangements, Operating Leases			Equipment leases are generally for four years or less
Upstream Equipment [Member] | Maximum [Member]
Commitment And Contingencies [Line Items]
Term of leases			4 years
Litigation [Member]
Commitment And Contingencies [Line Items]
Estimated litigation liability		$ 3,200	$ 4,000
Current litigation liabilities		800	800
Other long-term liabilities		$ 2,400	$ 3,200
Settlement payment term		6 years	6 years